T. ROWE PRICE Retirement 2005 Fund
August 31, 2024 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/24
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/24
(Cost and value in $000s)
BOND MUTUAL FUNDS 54.6%
T. Rowe Price Funds:
Limited Duration Inflation Focused
Bond Fund  210,758 4,519 7,751 44,659,312 212,132
New Income Fund  190,093 3,760 7,313 23,855,681 193,470
International Bond Fund (USD
Hedged)  65,390 4,341 2,534 8,051,216 68,435
Emerging Markets Bond Fund  44,453 1,029 1,591 4,844,852 45,203
Dynamic Global Bond Fund  44,537 1,226 1,697 5,669,462 43,655
High Yield Fund  42,515 1,067 1,440 7,247,609 43,268
U.S. Treasury Long-Term Index
Fund  38,933 687 1,739 5,271,410 40,695
Dynamic Credit Fund  16,943 466 708 1,900,268 16,836
Floating Rate Fund  16,079 449 2,879 1,473,911 13,693
Total Bond Mutual Funds (Cost $729,027) 677,387
EQUITY MUTUAL FUNDS 42.9%
T. Rowe Price Funds:
Value Fund  77,040 526 2,672 1,583,423 78,538
Growth Stock Fund  71,850 483 5,760 659,326 69,684
Hedged Equity Fund  53,222 364 3,204 4,259,866 53,163
U.S. Large-Cap Core Fund  50,619 348 1,509 1,183,515 51,566
Equity Index 500 Fund  40,515 3,281 1,057 302,823 45,072
Overseas Stock Fund  38,762 257 1,619 2,767,477 38,579
International Value Equity Fund  36,958 247 906 2,025,802 37,639
Real Assets Fund  34,491 446 940 2,291,841 35,065
International Stock Fund  32,727 229 1,146 1,581,429 33,542
Mid-Cap Growth Fund  18,914 125 1,016 169,720 18,625
Mid-Cap Value Fund  17,816 113 971 483,035 17,413
Emerging Markets Discovery Stock
Fund  13,049 92 389 914,606 13,161
Emerging Markets Stock Fund  11,114 83 335 320,793 11,234
Small-Cap Value Fund  10,616 68 251 194,836 11,190
Small-Cap Stock Fund  10,298 62 604 161,025 10,225
New Horizons Fund (2) 7,834 56 190 137,469 8,052
Total Equity Mutual Funds (Cost $353,681) 532,748
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  144 4,115 4,135 1,244 124
Total Other Mutual Funds (Cost $123) 124

T. ROWE PRICE Retirement 2005 Fund

$ Value
5/31/24
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/24
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 2.6%
Money Market Funds  2.6%
T. Rowe Price U.S. Treasury
Money Fund, 5.36% (3) 28,429 11,007 6,534 32,902,649 32,903
Total Short-Term Investments (Cost $32,903) 32,903
Total Investments in Securities 100.1%
(Cost $1,115,734) $ 1,243,162
Other Assets Less Liabilities (0.1)% (641)
Net Assets 100.0% $ 1,242,521
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single class fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Retirement 2005 Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2024. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Credit Fund  $ (4) $ 135 $ 324
Dynamic Global Bond Fund  (48) (411) 644
Emerging Markets Bond Fund  (100) 1,312 728
Emerging Markets Discovery Stock Fund  57 409 —
Emerging Markets Stock Fund  69 372 —
Equity Index 500 Fund  626 2,333 141
Floating Rate Fund  (68) 44 350
Growth Stock Fund  1,753 3,111 —
Hedged Equity Fund  601 2,781 —
High Yield Fund  (41) 1,126 785
International Bond Fund (USD Hedged)  (63) 1,238 642
International Stock Fund  349 1,732 —
International Value Equity Fund  329 1,340 —
Limited Duration Inflation Focused Bond Fund  (128) 4,606 358
Mid-Cap Growth Fund  257 602 —
Mid-Cap Value Fund  392 455 —
New Horizons Fund  88 352 —
New Income Fund  (470) 6,930 2,381
Overseas Stock Fund  508 1,179 —
Real Assets Fund  280 1,068 —
Small-Cap Stock Fund  204 469 —
Small-Cap Value Fund  87 757 —
Transition Fund  (15) — —
U.S. Large-Cap Core Fund  565 2,108 —
U.S. Treasury Long-Term Index Fund  (317) 2,814 401
Value Fund  535 3,644 —
U.S. Treasury Money Fund, 5.36% — 1 419
Totals $ 5,446# $ 40,507 $ 7,173+

T. ROWE PRICE Retirement 2005 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
+ Investment income comprised $7,173 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement 2005 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement 2005 Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which
GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation
Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents.
The duties and responsibilities of the Valuation Designee are performed by its
Valuation Committee. The Valuation Designee provides periodic reporting to the
Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Retirement 2005 Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.
Valuation Inputs On August 31, 2024, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F155-054Q1 08/24